PROPERTY, PLANT AND EQUIPMENT - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 159,144,000	$ 151,294,000
Less: accumulated depreciation and depletion	(38,273,000)	(25,069,000)
Property, Plant and Equipment, Net	120,871,000	126,225,000
Mineral Properties, Net	13,200,000	12,900,000
Land and mineral deposits
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,922,000	43,108,000
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,922,000	14,069,000
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	65,448,000	62,100,000
Mixers, trucks and other vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	36,100,000	31,138,000
Other, including construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,752,000	$ 879,000